Advances for drilling units under construction and related costs (Details) - USD ($) $ in Thousands	4 Months Ended	6 Months Ended
	Apr. 20, 2018	Jun. 30, 2018	Jun. 30, 2017
Capitalized interest and finance costs		$ 552	$ 17,474
Advances for drilling units under construction
Capitalized interest and finance costs		$ 552
Yard | Prior amendment of August 11, 2016 | Ocean Rig Santorini
Drilling Unit delivery		2017
Yard | Prior amendment of August 11, 2016 | Ocean Rig Crete
Drilling Unit delivery		2018
Yard | Prior amendment of August 11, 2016 | Ocean Rig Amorgos
Drilling Unit delivery		2019
Yard | After amendment of August 11, 2016 | Ocean Rig Santorini
Price per drilling unit		$ 694,790
Drilling Unit delivery		June 2018
Yard | After amendment of August 11, 2016 | Ocean Rig Crete
Price per drilling unit		$ 709,565
Drilling Unit delivery		January 2019
Yard | After amendment of August 11, 2016 | Ocean Rig Amorgos
Drilling Unit delivery		suspended
Yard | After amendment of April 18, 2018 | Ocean Rig Santorini
Price per drilling unit		$ 716,790
Drilling Unit delivery		September 2019
Payment of interim installment	$ 35,000
Yard | After amendment of June 28, 2018 | Ocean Rig Crete
Drilling Unit delivery		September 2020